Geographic Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Summary of Revenue by Geographic Area

The following table sets forth revenue by geographic area for the three months ended March 31, 2020 and 2019 (in thousands):

	Three Months Ended March 31,
	2020	2019
Italy	$14,608	$13,408
India	8,893	8,171
United States	4,289	1,692
Europe (excluding Italy)	2,573	3,598
Rest of the world	3,270	856

Total	$33,633	$27,725

	Three Months Ended March 31,
	2020	2019
Italy	43.4%	48.4%
India	26.4%	29.5%
United States	12.8%	6.1%
Europe (excluding Italy)	7.7%	13.0%
Rest of the world	9.7%	3.0%

The following table sets forth revenue by geographic area for the years ended December 31, 2019 and 2018 (in thousands):

	Year Ended December 31,
	2019	2018
Italy	$60,165	$53,988
India	35,162	15,236
Europe (excluding Italy)	15,686	4,943
United States	9,418	2,247
Rest of the world	9,127	1,431

Total	$129,558	$77,845

	Year Ended December 31,
	2019	2018
Italy	46.4%	69.4%
India	27.1%	19.6%
Europe (excluding Italy)	12.1%	6.3%
United States	7.3%	2.9%
Rest of the world	7.1%	1.8%

Summary of Long-lived Assets by Geographic Area

The following table sets forth long-lived assets by geographic area as of March 31, 2020 and December 31, 2019 (in thousands):

	As of March 31,	As of December 31,
	2020	2019
Italy	$1,965	$1,772
India	1,115	1,162
United States	787	437
Rest of the world	21	22

Total	$3,888	$3,393

	As of March 31,	As of December 31,
	2020	2019
Italy	50.5%	52.2%
India	28.7%	34.2%
United States	20.3%	12.9%
Rest of the world	0.5%	0.7%

The following table sets long-lived assets by geographic area as of December 31, 2019 and 2018 (in thousands):

	As of December 31,
	2019	2018
Italy	$1,772	$1,136
India	1,162	1,042
United States	437	126
Rest of the world	22	37

Total	$3,393	$2,341

	As of December 31,
	2019	2018
Italy	52.2%	48.5%
India	34.2%	44.5%
United States	12.9%	5.4%
Rest of the world	0.7%	1.6%